Other Operating Gains (Losses), Net (Tables)	3 Months Ended
Mar. 31, 2026
Other Operating Gains (Losses), Net [Abstract]
Schedule of Other Operating Gains (Losses), Net
Three-month ended March 31,	2026	2025
Insurance proceeds and other	$2,102	$3,950
Gain on disposal of assets	20	—
Impairment	(84,469)	—
Other operating gains (losses), net	$(82,347)	$3,950